PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks 79.4%
Diversified Real Estate Activities 2.2%
Sun Hung Kai Properties Ltd. (Hong Kong)	45,649	$573,197
Diversified REITs 5.1%
Broadstone Net Lease, Inc.	58,744	957,527
Land Securities Group PLC (United Kingdom)	46,996	390,292
		1,347,819
Health Care REITs 8.3%
Community Healthcare Trust, Inc.	23,037	811,824
Omega Healthcare Investors, Inc.	43,777	1,396,486
		2,208,310
Hotel & Resort REITs 4.6%
Apple Hospitality REIT, Inc.	79,634	1,234,327
Industrial REITs 9.2%
CapitaLand Ascendas REIT (Singapore)	275,893	583,411
Frasers Logistics & Commercial Trust (Singapore)	1,018,975	935,754
Nexus Industrial REIT (Canada)	149,714	935,535
		2,454,700
Office REITs 8.3%
Boston Properties, Inc.	10,659	710,209
Kilroy Realty Corp.	41,582	1,484,478
		2,194,687
Real Estate Operating Companies 2.5%
Swire Properties Ltd. (Hong Kong)	264,842	664,575
Residential REITs 2.2%
Apartment Income REIT Corp.	16,715	577,336
Retail REITs 24.7%
Brixmor Property Group, Inc.	43,421	987,394
Link REIT (Hong Kong)	74,915	421,109
NETSTREIT Corp.	34,052	609,190
Realty Income Corp.	11,042	673,231
Region Re Ltd. (Australia)	248,875	405,425
Scentre Group (Australia)	314,633	595,378

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Simon Property Group, Inc.	10,660	$1,328,236
Spirit Realty Capital, Inc.	30,676	1,237,163
Supermarket Income REIT PLC (United Kingdom)	298,014	291,707
		6,548,833
Specialized REITs 12.3%
Digital Realty Trust, Inc.	11,084	1,381,288
National Storage Affiliates Trust	21,628	730,810
VICI Properties, Inc.	37,055	1,166,492
		3,278,590

Total Common Stocks (cost $21,480,610)		21,082,374
Preferred Stocks 20.0%
Diversified REITs 4.6%
Armada Hoffler Properties, Inc., Series A, 6.750%, Maturing 06/18/24(oo)	23,704	550,644
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	37,685	665,140
		1,215,784
Hotel & Resort REITs 2.9%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	43,972	778,304
Office REITs 3.2%
Vornado Realty Trust, Series M, 5.250%, Maturing 08/30/23(oo)	56,377	843,400
Residential REITs 4.6%
American Homes 4 Rent, Series G, 5.875%, Maturing 08/30/23(oo)	30,495	705,350
Centerspace, Series C, 6.625%, Maturing 08/30/23(oo)	21,509	511,914
		1,217,264
Retail REITs 1.0%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	15,000	269,028

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Specialized REITs 3.7%
EPR Properties, Series G, 5.750%, Maturing 08/30/23(oo)	50,317	$980,678

Total Preferred Stocks (cost $5,998,392)		5,304,458

Total Long-Term Investments (cost $27,479,002)		26,386,832

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $113,502)(wj)	113,502	113,502

TOTAL INVESTMENTS 99.8% (cost $27,592,504)		26,500,334
Other assets in excess of liabilities 0.2%		44,477

Net Assets 100.0%		$26,544,811

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

(oo)	Perpetual security. Maturity date represents next call date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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